14. Financial assets and liabilities (Details 6) $ in Thousands	Dec. 31, 2018 ARS ($)
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	$ 2,817,214
2019
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	1,812,910
2020
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	405,904
2021
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	303,544
2022
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	$ 294,856